Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Customer relationships	Mar. 31, 2014 Software	Mar. 31, 2014 Unpatented Technology	Mar. 31, 2014 Other intangible assets	Nov. 05, 2012 MOTEX Inc.	Nov. 05, 2012 MOTEX Inc. Customer relationships	Nov. 05, 2012 MOTEX Inc. Software	Nov. 05, 2012 MOTEX Inc. Trademark	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships	Jul. 11, 2011 Unimerco Group A/S Trademark	Jul. 11, 2011 Unimerco Group A/S Unpatented Technology	Jul. 11, 2011 Unimerco Group A/S Other intangible assets	Feb. 01, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation Customer relationships	Feb. 01, 2012 Optrex Corporation Other intangible assets	Feb. 01, 2012 Optrex Corporation Technology	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS)	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS) Customer relationships	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS) Other intangible assets	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS) Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 10,473	¥ 1,200	¥ 5,203	¥ 1,845	¥ 2,225	¥ 4,247	¥ 3,452	¥ 616	¥ 179	¥ 7,691	¥ 3,296	¥ 1,318	¥ 2,735	¥ 342	¥ 4,124	¥ 3,233	¥ 474	¥ 417	¥ 3,134	¥ 1,200	¥ 511	¥ 1,423